Financial income and expenses	12 Months Ended
Dec. 31, 2021
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Financial income and expenses
16.	Financial income and expenses
Financial income and financial expenses consist of the following:

	Year ended December 31,
	2021	2020	2019
	(Euros in thousands)
Interest income from short-term deposits	133	850	790
Foreign currency gains	5,542	—	—
Gain on other financial instruments	—	2,099	—

Financial income	5,675	2,949	790
Interest expenses	(566)	(289)	(170)
Foreign currency losses	(276)	(9,774)	(94)
Losses on other financial instruments	(884)	—	—

Financial expenses	(1,726)	(10,063)	(264)
Foreign currency gains and losses mainly consist of realized and unrealized gains and losses in connection with our USD holdings of both cash and cash equivalents as well as short-term deposits.
Losses on other financial instruments includes an unrealized loss of 0.9 million and a realized gain of 0.03 million from foreign currency forward contracts for the year ended December 31, 2021.
Gain on other financial instruments includes an unrealized gain of 0.9 million and a realized gain of 1.2 million from foreign currency forward contracts for the year ended December 31, 2020.